Income Tax (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Anticipated Deferred Taxation Rate [Abstract]
Maximum anticipated deferred taxation rate (percent)	30.00%	39.00%	38.00%
Minimum anticipated deferred taxation rate (percent)	28.00%	36.00%	35.00%
Components Of Deferred Tax Assets [Abstract]
Provisions, including rehabilitation accruals	$ (465)	$ (389)
Derivatives	(1)	(1)
Other	(18)	(28)
Tax loss carry forwards	(220)	(118)
Deferred Tax Assets Gross	(704)	(536)
Less: Valuation allowances	115	56	177
Deferred Tax Assets, Net, Total	589	480
Components Of Deferred Tax Assets And Liabilities [Abstract]
Long-term portion deferred taxation assets	39	14
Short-term portion deferred taxation assets	74	75
Long-term portion deferred taxation liabilities	1,157	1,242
Short-term portion classified as other current liabilities.	20	15
Components of Deferred Tax Liabilities [Abstract]
Depreciation, depletion and amortization	1,578	1,611
Product inventory not taxed	58	24
Derivatives	2	8
Other	15	5
Total Liabilities	1,653	1,648
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Total income and mining tax (expense)/benefit	340	705	255
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	1,211	2,121	381
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(414)	(406)	(117)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	74	(299)	(138)
Supplemental Deferred Tax Liability Elements [Abstract]
Impact of change in estimated deferred taxation rate	8	(11)	8
Impact of change in statutory taxation rate	72	0	0
Tax Losses Unrecognized [Abstract]
Within one year	143
Within one and two year	93
Within two and five years	111
In excess of five years	344
Tax Credit Carry Forward [Abstract]
Unutilized tax losses	691	469	1,356
Analysis Of Valuation Allowances Roll Forward [Abstract]
Balance at beginning of period	56	177	194
Movement	59	(121)	(17)
Balance at end of period	115	56	177
Deferred Taxation Rate Change Effect [Abstract]
Impact of change in estimated deferred taxation rate	8	(11)	8
Net benefit/(expense) per basic and common share (USD per share)	$ 0.02	$ (0.03)	$ 0.02
Issuable upon the exercise of convertible bonds (shares)	0	0	33,524,615
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at January 1,	78	52
Additions for tax positions of prior years	17	38
Reductions for tax position of prior years	0	(3)
Translation (decreases)	(2)	(9)
Balance at December 31,	93	78	52
Recognized as a reduction of deferred tax assets	40	29
Recognized in other non-current liabilities	53	49
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense [Abstract]
Interest recognized	3	5	2
Interest accrued as at December 31	14	12	8
Undistributed Earnings of Foreign Subsidiaries and Foreign Corporate Joint Ventures [Member]
Deferred Tax Liability Not Recognized [Line Items]
Unremitted earnings as at December 31	1,649	1,812
Colombia [Member]
Tax Credit Carry Forward [Abstract]
Unutilized tax losses		148	156
Analysis Of Valuation Allowances Roll Forward [Abstract]
Movement		49	52
South Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	363	813	203
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(70)	(128)	106
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	86	(212)	(119)
Supplemental Deferred Tax Liability Elements [Abstract]
Impact of change in estimated deferred taxation rate	8
Impact of change in statutory taxation rate	134
Non Specific Losses [Abstract]
Losses ($ millions)	2	3
Deferred tax at the anticipated tax rate to be utilized (percent)	29.00%	37.00%
Deferred Taxation Rate Change Effect [Abstract]
Impact of change in estimated deferred taxation rate	8
Continental Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	316	745	391
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(218)	(146)	(81)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	14	(93)	(19)
Continental Africa [Member] | Obuasi [Member]
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Exploration Abandonment and Impairment Expense	296	0	0
Continental Africa [Member] | Ghana [Member]
Supplemental Deferred Tax Liability Elements [Abstract]
Impact of change in statutory taxation rate	(62)
Tax Rate As Per Stability Agreement (Percent)	30.00%
Continental Africa [Member] | Ghana [Member] | Obuasi [Member]
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Exploration Abandonment and Impairment Expense	296
Supplemental Deferred Tax Liability Elements [Abstract]
Deferred taxation on impairment	89
Australasia [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(16)	(25)	(149)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	10	0	(36)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(6)	4	(1)
Americas [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	627	690	282
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(131)	(124)	(106)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(21)	2	(1)
Americas [Member] | Serra Grande [Member]
Supplemental Deferred Tax Liability Elements [Abstract]
Serra Grande restructure	(59)
Other, including corporate, and Non-gold producing subsidiaries [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(79)	(102)	(346)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(5)	(8)	0
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	$ 1	$ 0	$ 2